Horizon Active Income Fund
Schedule of Investments
August 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.4%	Shares	Value
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	495,271	$24,827,935
iShares 1-3 Year Treasury Bond ETF	497	41,241
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,002	53,096
iShares 20+ Year Treasury Bond ETF	93,614	8,106,973
iShares 5-10 Year Investment Grade Corporate Bond ETF	1,023,392	54,904,981
iShares 7-10 Year Treasury Bond ETF	1,627	156,436
iShares iBoxx Investment Grade Corporate Bond ETF	1,428	156,795
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	354	33,319
iShares TIPS Bond ETF	123,101	13,685,138
Janus Henderson AAA CLO ETF	1,011	51,379
Janus Henderson B-BBB CLO ETF	213	10,322
Janus Henderson Mortgage-Backed Securities ETF(a)	485,439	21,990,387
PIMCO Active Bond Exchange-Traded Fund (b)	147,395	13,641,407
PIMCO Multisector Bond Active ETF(a)	1,534,268	40,949,613
Simplify MBS ETF	270,096	13,585,829
SPDR Blackstone Senior Loan ETF	1,222	50,835
SPDR Doubleline Total Return Tactical ETF(a)	809,943	32,681,200
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,578	53,273
SPDR Portfolio Long Term Treasury ETF	2,992	78,450
SPDR Portfolio Short Term Corporate Bond ETF(a)	712,562	21,562,126
VanEck Fallen Angel High Yield Bond ETF	3,601	105,797
VanEck J. P. Morgan EM Local Currency Bond ETF	1,639	41,565
Vanguard Total International Bond ETF	542,113	26,731,592
Xtrackers USD High Yield Corporate Bond ETF	1,753	64,861
TOTAL EXCHANGE TRADED FUNDS (Cost $270,822,205)		273,564,550

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.15%(a)(c)	61,604,779	61,604,779
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $61,604,779)		61,604,779

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(c)	2,092,224	2,092,224
TOTAL MONEY MARKET FUNDS (Cost $2,092,224)		2,092,224

TOTAL INVESTMENTS - 122.5% (Cost $334,519,208)		337,261,553
Liabilities in Excess of Other Assets - (22.5)%		(61,918,359)
TOTAL NET ASSETS - 100.0%		$275,343,194
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $60,097,797.
(b)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $3,239,250, which is 1.18% of total net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Active Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$273,564,550	$–	$–	$273,564,550
Investments Purchased with Proceeds from Securities Lending	61,604,779	–	–	61,604,779
Money Market Funds	2,092,224	–	–	2,092,224
Total Investments	$337,261,553	$–	$–	$337,261,553

Refer to the Schedule of Investments for further disaggregation of investment categories.